Taxation - Schedule of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred tax assets, current portion
Accrued expenses	$ 617	3,826	10,860
Allowance for doubtful accounts	112	697	46,565
Deferred revenue, current	161	1,002	2,679
Others	118	726	1,223
Net deferred tax assets, current portion	1,008	6,251	61,327
Valuation allowance	(140)	(866)	(46,611)
Net deferred tax assets, current portion	868	5,385	14,716
Deferred tax liabilities, current portion
Deferred cost, current portion	(100)	(618)	(2,918)
Revenue generated from financing lease	(393)	(2,439)	(2,006)
Total deferred tax liabilities, current portion	(493)	(3,057)	(4,924)
Deferred tax assets, current portion, net	573	3,556	10,652
Deferred tax liabilities, current portion, net	(198)	(1,228)	(860)
Deferred tax assets, non-current portion
Depreciation and amortization	3,656	22,683	41,244
Deposits for non-current assets	894	5,548	5,548
Intangible assets	157	972	1,132
Deferred revenue, non-current portion	54	337	498
Long term receivables	70	432	432
Long term investment impairment			10,204
Net operating loss	1,073	6,659	6,555
Others	201	1,250	2,659
Deferred tax assets non-current	6,105	37,881	68,272
Valuation allowance	(914)	(5,668)	(15,406)
Net deferred tax assets, non-current portion	5,192	32,213	52,866
Deferred tax liabilities, non-current portion
Deferred costs	(6,311)	(39,144)	(19,253)
Intangible assets	(983)	(6,098)	(7,972)
Property, plant and equipment	(1,935)	(12,015)	(40,811)
GZ Proton share transfer	(1,289)	(8,000)
Total deferred tax liabilities, non-current portion	(10,518)	(65,257)	(68,036)
Deferred tax assets, non-current portion, net	2,769	17,183	17,721
Deferred tax liabilities, non-current portion, net	$ (8,095)	(50,227)	(32,891)